Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	[1]	$ 250		$ (1,232,073)	$ (1,231,823)
Balance (in Shares) at Dec. 31, 2021	[1]	2,503,750
Sale of private placement units to the sponsor			45,540		45,540
Sale of private placement units to the sponsor (in Shares)		4,554
Proceeds from the exercise of over-allotment option allocated to public rights (net of offering costs)			73,142		73,142
Forfeiture of shares by Sponsor to the extent the over-allotment option was not exercised in full		$ (22)	22
Forfeiture of shares by Sponsor to the extent the over-allotment option was not exercised in full (in Shares)		(224,328)
Accretion of redeemable common stock to redemption value			(118,704)	(2,317,072)	(2,435,776)
Net Income (Loss)				(2,390,719)	(2,390,719)
Balance at Dec. 31, 2022		$ 228		(5,939,864)	(5,939,636)
Balance (in Shares) at Dec. 31, 2022		2,283,976
Accretion of redeemable common stock to redemption value				(750,670)	(750,670)
Net Income (Loss)				(230,201)	(230,201)
Balance at Mar. 31, 2023		$ 228		(6,920,735)	(6,920,507)
Balance (in Shares) at Mar. 31, 2023		2,283,976
Balance at Dec. 31, 2022		$ 228		(5,939,864)	(5,939,636)
Balance (in Shares) at Dec. 31, 2022		2,283,976
Net Income (Loss)					(39,380)
Balance at Sep. 30, 2023		$ 228		(8,987,606)	(8,987,378)
Balance (in Shares) at Sep. 30, 2023		2,283,976
Balance at Dec. 31, 2022		$ 228		(5,939,864)	(5,939,636)
Balance (in Shares) at Dec. 31, 2022		2,283,976
Accretion of redeemable common stock to redemption value				(2,688,399)	(2,688,399)
Excise tax on redemption of Class A common stock				(583,520)	(583,520)
Net Income (Loss)				(54,322)	(54,322)
Balance at Dec. 31, 2023		$ 228		(9,266,105)	(9,265,877)
Balance (in Shares) at Dec. 31, 2023		2,283,976
Balance at Mar. 31, 2023		$ 228		(6,920,735)	(6,920,507)
Balance (in Shares) at Mar. 31, 2023		2,283,976
Accretion of redeemable common stock to redemption value				(722,985)	(722,985)
Net Income (Loss)				26,528	26,528
Balance at Jun. 30, 2023		$ 228		(7,617,192)	(7,616,964)
Balance (in Shares) at Jun. 30, 2023		2,283,976
Accretion of redeemable common stock to redemption value				(951,187)	(951,187)
Excise tax on redemption of Class A common stock				(583,520)	(583,520)
Net Income (Loss)				164,293	164,293
Balance at Sep. 30, 2023		$ 228		(8,987,606)	(8,987,378)
Balance (in Shares) at Sep. 30, 2023		2,283,976
Balance at Dec. 31, 2023		$ 228		(9,266,105)	(9,265,877)
Balance (in Shares) at Dec. 31, 2023		2,283,976
Accretion of redeemable common stock to redemption value				(189,223)	(189,223)
Net Income (Loss)				(70,160)	(70,160)
Balance at Mar. 31, 2024		$ 228		(9,525,488)	(9,525,260)
Balance (in Shares) at Mar. 31, 2024		2,283,976
Balance at Dec. 31, 2023		$ 228		(9,266,105)	(9,265,877)
Balance (in Shares) at Dec. 31, 2023		2,283,976
Net Income (Loss)					(246,129)
Balance at Sep. 30, 2024		$ 228		(10,133,643)	(10,133,415)
Balance (in Shares) at Sep. 30, 2024		2,283,976
Balance at Mar. 31, 2024		$ 228		(9,525,488)	(9,525,260)
Balance (in Shares) at Mar. 31, 2024		2,283,976
Accretion of redeemable common stock to redemption value				(175,577)	(175,577)
Excise tax on redemption of Class A common stock				(122,198)	(122,198)
Net Income (Loss)				(95,272)	(95,272)
Balance at Jun. 30, 2024		$ 228		(9,918,535)	(9,918,307)
Balance (in Shares) at Jun. 30, 2024		2,283,976
Accretion of redeemable common stock to redemption value				(134,411)	(134,411)
Net Income (Loss)				(80,697)	(80,697)
Balance at Sep. 30, 2024		$ 228		$ (10,133,643)	$ (10,133,415)
Balance (in Shares) at Sep. 30, 2024		2,283,976

[1]	At December 31, 2021, included up to 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).